SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of selling, general and administrative expense	Selling, general and administrative expenses:

	2023	2022

Selling expenses	$68,460	$78,520
Administrative expenses	151,905	147,075
Distribution expenses	110,026	100,663
	$330,391	$326,258

Disclosure of classes of employee benefits expense	Employee benefit expenses:

	2023	2022

Salaries, wages and other short-term employee benefits	$583,860	$631,619
Share-based payments	27,118	32,401
Post-employment benefits	52,114	33,608
	$663,092	$697,628